                                   PROSPECTUS

                               RYDEX DYNAMIC FUNDS

                                 TITAN 500 FUND
                                TEMPEST 500 FUND
                                VELOCITY 100 FUND
                                VENTURE 100 FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                         1-800-820-0888   301-468-8520



    Rydex Dynamic Funds (the "Trust") is a no-load mutual fund complex with eight separate investment portfolios (the "Funds"), four of which are described in this Prospectus (the "Funds"). Shares of the Funds are sold principally to professional money managers and to investors who take part in certain strategic and tactical asset-allocation investment programs. Shares of the Funds are designed to be sold to investors through the Trust's Internet Web site -- www.rydexfunds.com.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    NOVEMBER 30, 1999

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                   RISK/RETURN INFORMATION COMMON TO THE FUNDS

THE FUNDS' INVESTMENT OBJECTIVES

     Each Fund has a separate investment objective. THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

RISKS OF INVESTING IN THE FUNDS

     - The value of the Funds may fluctuate in value from day to day.

     - Fund shares may decline in value, and you may lose money.

                       FUND INFORMATION -- TITAN 500 FUND

FUND OBJECTIVE

     Titan 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS

     Titan 500 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

FUND PERFORMANCE AND FEE INFORMATION

TITAN 500 FUND PERFORMANCE
     Titan 500 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Titan 500 Fund.

SHAREHOLDER FEES
     Exchange Fees*                                                         None
     Redemption Fees*                                                       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM NET ASSETS)
     Management Fees                                                       1.00%
     Distribution (12b-1) Fees                                              .25%
     Other Expenses**                                                       .85%
                                                                          ------
     Total Annual Fund Operating Expenses                                  2.10%

* THE FUND MAY IMPOSE A PROCESSING CHARGE OF $50 ON TRANSACTIONS MADE OTHER THAN BY INTERNET THROUGH THE TRUST'S WEB SITE - www.rydexfunds.com. IN ADDITION, THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**   OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Titan 500 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

     1 YEAR                  3 YEARS
     -------------------------------
      $213                    $658

                      FUND INFORMATION -- TEMPEST 500 FUND

FUND OBJECTIVE

     Tempest 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index.

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the S&P 500 Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the S&P 500 Index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Short sales and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

     Tempest 500 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the S&P 500 Index to go down and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes up.

FUND PERFORMANCE AND FEE INFORMATION

TEMPEST 500 FUND PERFORMANCE
     Tempest 500 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Tempest 500 Fund.

SHAREHOLDER FEES
     Exchange Fees*                                                         None
     Redemption Fees*                                                       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM NET ASSETS)
     Management Fees                                                       1.00%
     Distribution (12b-1) Fees                                              .25%
     Other Expenses**                                                       .85%
                                                                          ------
     Total Annual Fund Operating Expenses                                  2.10%

* THE FUND MAY IMPOSE A PROCESSING CHARGE OF $50 ON TRANSACTIONS MADE OTHER THAN BY INTERNET THROUGH THE TRUST'S WEB SITE - www.rydexfunds.com. IN ADDITION, THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**   OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Tempest 500 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR                  3 YEARS
     -------------------------------
      $213                    $658

                      FUND INFORMATION -- VELOCITY 100 FUND

FUND OBJECTIVE

     Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index-TM-.

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the NASDAQ 100 Index-TM-. When the value of the NASDAQ 100 Index-TM- declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the NASDAQ 100 Index-TM- goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS

     Velocity 100 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK --The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the NASDAQ 100 Index-TM-to go up and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index-TM-goes down.

FUND PERFORMANCE AND FEE INFORMATION

VELOCITY 100 FUND PERFORMANCE
     Velocity 100 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Velocity 100 Fund.

SHAREHOLDER FEES
     Exchange Fees*                                                         None
     Redemption Fees*                                                       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM NET ASSETS)
     Management Fees                                                       1.00%
     Distribution (12b-1) Fees                                              .25%
     Other Expenses**                                                       .85%
                                                                          ------
     Total Annual Fund Operating Expenses                                  2.10%

* THE FUND MAY IMPOSE A PROCESSING CHARGE OF $50 ON TRANSACTIONS MADE OTHER THAN BY INTERNET THROUGH THE TRUST'S WEB SITE - www.rydexfunds.com. IN ADDITION, THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**   OTHER EXPENSES ARE ESTIMATED.


EXAMPLE

     This Example is intended to help you compare the cost of investing in Velocity 100 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR                  3 YEARS
     -------------------------------
      $213                    $658

                      FUND INFORMATION -- VENTURE 100 FUND

FUND OBJECTIVE

     Venture 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the NASDAQ 100 Index-TM-.

     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the NASDAQ 100 Index-TM- (e.g., if the NASDAQ 100 Index-TM- goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the NASDAQ 100 Index-TM- increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the NASDAQ 100 Index-TM- goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. Short sales and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

     Venture 100 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the NASDAQ 100 Index-TM- to go down and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index-TM- goes up.

FUND PERFORMANCE AND FEE INFORMATION

VENTURE 100 FUND PERFORMANCE
     Venture 100 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Venture 100 Fund.

SHAREHOLDER FEES
     Exchange Fees*                                                        None
     Redemption Fees*                                                      None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
     Management Fees                                                      1.00%
     Distribution (12b-1) Fees                                             .25%
     Other Expenses**                                                      .85%
                                                                         ------
     Total Annual Fund Operating Expenses                                 2.10%

* THE FUND MAY IMPOSE A PROCESSING CHARGE OF $50 ON TRANSACTIONS MADE OTHER THAN BY INTERNET THROUGH THE TRUST'S WEB SITE - www.rydexfunds.com. IN ADDITION, THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**   OTHER EXPENSES ARE ESTIMATED.

     EXAMPLE

     This Example is intended to help you compare the cost of investing in Venture 100 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 YEAR                  3 YEARS
     -------------------------------
      $213                    $658

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE FUNDS' INVESTMENT OBJECTIVES

     Each Fund's objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by each Fund is set forth below:

---------------------------------------- -----------------------------------------------------------------------------------------
FUND (TICKER SYMBOL)                              BENCHMARK
---------------------------------------- -----------------------------------------------------------------------------------------
Titan 500 Fund                           200% of the performance, measured on a daily basis, of the S&P 500 Composite Stock
                                         Price Index-TM- (SPX)
---------------------------------------- -----------------------------------------------------------------------------------------
Tempest 500 Fund                         200% of the inverse (opposite) performance, measured on a daily basis, of the S&P 500
                                         Composite Stock Price Index-TM- (SPX)
---------------------------------------- -----------------------------------------------------------------------------------------
Velocity 100 Fund                        200% of the performance, measured on a daily basis, of the NASDAQ 100 Index-TM- (NDX)
---------------------------------------- -----------------------------------------------------------------------------------------
Venture 100 Fund                         200% of the inverse (opposite) performance, measured on a daily basis, of the NASDAQ
                                         100 Index-TM- (NDX)
---------------------------------------- -----------------------------------------------------------------------------------------

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 COMPOSITE STOCK PRICE INDEX-TM- (S&P 500 INDEX). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

ADVISOR'S INVESTMENT STRATEGY IN MANAGING THE FUNDS

     In managing the Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

     The Advisor pursues the Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Tempest 500 Fund's and the Venture 100 Fund's performance to inversely correlate to 200% of the performance of the S&P 500 Index and the NASDAQ 100 Index, respectively.

MASTER-FEEDER INVESTMENT STRUCTURE

     Each Fund anticipates that it will pursue its investment objective directly by following the investment strategy previously described in its respective "FUND INFORMATION" section. However, each Fund reserves the right to pursue its investment objective indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." A FUND IS PERMITTED TO CHANGE ITS INVESTMENT STRATEGY TO PURSUE ITS INVESTMENT OBJECTIVE THROUGH A MASTER-FEEDER ARRANGEMENT WITHOUT SHAREHOLDER APPROVAL IF THE TRUST DETERMINES THAT DOING SO WOULD BE IN THE BEST INTERESTS OF SHAREHOLDERS.

     Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

     If a Fund pursues its investment objective through master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under such an arrangement, the Advisor would adjust its fees so as to avoid any "layering" of fees, e.g., a Fund's Total Annual Operating Expenses would not increase as a result of investing through a master-feeder arrangement. In addition, the Advisor may choose to discontinue investing through the master-feeder arrangement and resume managing the Fund directly if the Trust determines that doing so would be in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS

     As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK -- The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as equity securities, including common stocks. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK -- Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK -- None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent the industry underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Velocity 100 Fund and the Venture 100 Fund's benchmark - the NASDAQ 100 Index-TM- - is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that the Fund will be more susceptible to the risks that are associated with of those issuers (or that industry) than a fund that does not concentrate its investments.

TRACKING ERROR RISK -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve close correlation. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK -- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (TEMPEST 500 FUND AND VENTURE 100 FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                             SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES BY EXCHANGE TRANSACTIONS

     Shares of the Funds are available solely through exchanges. You can acquire shares through exchange transactions among the Funds of the Trust or with the Rydex Series Trust U.S. Government Money Market Fund (the "Money Market Fund"), a separate mutual fund offered through a separate prospectus. You may obtain a prospectus for the Money Market Fund from the Trust's Web site -- www.rydexfunds.com -- or by calling 800-820-0888 or 301-468-8520. Investors may make exchanges and purchase shares of the Money Market Fund on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Procedures for subsequent exchanges from the Money Market Fund into the Funds are discussed in more detail in the "EXCHANGES" section.

     After obtaining and reading the Money Market Fund's prospectus, you may purchase shares of the Money Market Fund (and make any subsequent exchanges into the Funds) by following the directions on the Trust's Web site -- www.rydexfunds.com. You can also make exchange transactions involving shares of the Funds by mail, telephone or fax, but you may be charged a processing fee by the Trust's transfer agent if you do not meet certain minimum account balance requirements. The minimum account balance requirements are discussed in more detail in the "MINIMUM INVESTMENT" section.

     You may also make investments in the Money Market Fund and exchanges into the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions. For more information about how to purchase and exchange shares through an intermediary, you should contact that intermediary directly.

DETERMINATION OF NET ASSET VALUE

     The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order or exchange request is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing the amount by the total number of shares owned by shareholders.

     The Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:30 a.m., Eastern Time and the afternoon NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time). The Money Market Fund calculates its NAV twice each Business Day, first at midday and again in the afternoon. The midday NAV is calculated at 1:00 p.m., Eastern Time and the afternoon

NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time).

     If the exchange or market where a Fund's securities or other investments are primarily traded closes early, NAV may be calculated earlier. To receive the current NAV, the Trust must receive your purchase order before the cutoff times specified below for each method of investing. INTERMEDIARIES MAY HAVE EARLIER CUTOFF TIMES. IN ADDITION, INTERMEDIARIES MAY NOT OFFER INTRA-DAY TRADING OR PRICING REGARDLESS OF WHEN YOU PLACE YOUR ORDER WITH YOUR INTERMEDIARY.

MINIMUM INVESTMENT

     The minimum initial investment in the Funds is $25,000. However, the Trust will waive this minimum for shareholders that invest at least $10,000 and agree to interact with the Funds solely by means of the Trust's Web site ("Electronic Investors"). Electronic Investors must:

     - Consent to receiving all communications (such as trade confirmations; prospectuses and shareholder reports; etc.) from the Funds through the Trust's Web site;

     - Consent to send all communications (such as requests for exchanges or redemptions; account balance inquiries; requests for additional information; etc.) to the Funds through the Trust's Web site;

     -  Have and maintain access to the Trust's Web site;

     -  Provide the Trust with a valid and current e-mail address;

     - Notify the Trust immediately if they no longer have access to the Trust's Web site, change their e-mail address or wish to revoke their consent to receive all communications from the Funds through the Trust's Web site; and

     - Agree to be subject to a $50 processing fee for any communications or requests that could otherwise be made or obtained through the Trust's Web site.

     The minimums stated above also apply to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. There is no minimum amount for subsequent investments in the Funds. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.

INVESTING BY INTERNET -- www.rydexfunds.com

     Investing by Internet (or "Electronic Investing") means that all of the communications between you and the Funds will take place over the Internet, through the use of the Trust's Web site.

     Initial applications and investments, as well as subsequent investments, in the Money Market Fund made by Internet must be received in good form by the transfer agent, on any Business Day, at or prior to 1:00 p.m., Eastern Time in order to be processed at that Business Day's midday NAV and at or prior to 3:50 p.m., Eastern Time in order to be processed for that Business Day's afternoon NAV. YOU MAY ONLY PURCHASE SHARES OF THE FUNDS BY EXCHANGE AT ANY BUSINESS DAY'S AFTERNOON NAV IF YOUR INVESTMENT IN THE MONEY MARKET FUND IS PROCESSED AT THAT BUSINESS DAY'S MIDDAY NAV. Procedures for other purchases made by exchange are discussed in more detail in the "EXCHANGES" section.

     An initial application that is sent to the transfer agent does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the transfer agent. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

     You will receive electronic confirmation of your investments or any other transactions you may request. You may print a copy of the electronic confirmation you receive for your records. IF YOUR ACCOUNT BALANCE IS LESS THAN $25,000 AND YOU REQUEST A PAPER COPY OF ANY TRADE CONFIRMATION TO BE MAILED TO YOU, THE TRUST MAY CHARGE YOU A $50 PROCESSING FEE.

     SENDING YOUR PURCHASE PAYMENT BY BANK WIRE TRANSFER

     First, fill out the Account Application Agreement located on the Trust's Web site and send the completed application, along with a request for a shareholder account number, to the transfer agent by following the procedures described on the Trust's Web site. You do not need to fill out an Account Application Agreement to make subsequent investments in the Money Market Fund. Then, request that your bank wire transfer the purchase amount to our custodian, along with the following instructions:

     Firstar
     Cincinnati, Ohio
     Routing Number: 0420-00013
     For Account of: Rydex Series Trust Money Market Fund
     Account Number:  __________
     [Your Name]
     [Your Shareholder Account Number]

     AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE FOR BOTH INITIAL AND SUBSEQUENT PURCHASES INTO THE MONEY MARKET FUND, YOU MUST CONTACT THE TRANSFER AGENT BY TELEPHONE AT 800-820-0888 AND INFORM THE TRANSFER AGENT AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY OR MIDDAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.

SENDING YOUR PURCHASE PAYMENT BY MAIL

     First, fill out the Account Application Agreement located on the Trust's Web site and send the completed application, along with a request for a shareholder account number, to the transfer agent by following the procedures described on the Trust's Web site. Then mail your check, along with the application to:

     Rydex Series Trust Money Market Fund
     6116 Executive Boulevard, Suite 400
     Attn: Ops. Dept.
     Rockville, Maryland 20852

     The transfer agent will not process your request until it receives your check. You may avoid a delay in processing your purchase request by purchasing shares by wire.

     IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

INVESTING BY MAIL OR FAX

     Alternatively, investors may make initial and subsequent investments in the Money Market Fund by printing out the Account Application Agreement located on the Trust's Web site, completing it offline and sending it by mail or fax to the transfer agent. You may also obtain an Account Application Agreement by calling 800-820-0888 or 301-468-8520. Investors must also make arrangements for payment by either bank wire transfer or check using the procedures described above. Investments by mail or fax for both initial investments and subsequent investments in the Money Market Fund must be received in good form by the transfer agent, on any Business Day, at or prior to 1:00 p.m. to be processed at that Business Day's midday NAV and at or prior to 3:50 p.m. to be processed at that Business Day's afternoon NAV. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

TAX-QUALIFIED RETIREMENT PLANS

     Investors may purchase shares of the Money Market Fund (and make subsequent exchanges) through any of the following types of tax-qualified retirement plans:

     Individual Retirement Accounts (IRAs, including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans

     Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 800-820-0888 or 301-468-8520.

EXCHANGES

     You may exchange shares of any Fund of the Trust for shares of any other Fund of the Trust that currently offers shares on the basis of the respective net asset values of the shares involved. You may also acquire shares of the Funds through exchanges with the Rydex Series Trust U.S. Government Money Market Fund, a separate fund that is offered in a separate prospectus. Exchanges may be made subject to the procedures set forth below.

     To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Funds involved in the exchange transaction. Investors should review the "Exchange Request Form" on the Trust's Web site for more information. The cutoff times for exchange requests are as follows:

                                   MORNING CUT OFF         AFTERNOON CUT OFF
FUND(S)                                 TIME                     TIME
--------------------------------------------------------------------------------
Titan 500
Tempest 500                           10:15 a.m.               3:50 p.m.
Velocity 100
Venture 100
-------------------------------------------------------------------------------

     Exchanges between the Funds and the Money Market Fund can be made on the basis of either that Business Day's morning or afternoon NAV. Exchange requests received after a Fund's cutoff time will receive the next determined NAV (i.e., if your exchange request is received after the morning cutoff time, you will receive that Business Day's afternoon NAV). The exchange privilege may be modified or discontinued at any time.

REDEEMING FUND SHARES

GENERAL

     You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by Internet by following the procedures set forth on the Trust's Web site. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that payment has been collected (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares by wire. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records). The Trust may charge $15.00 for certain wire transfers of redemption proceeds.

     You may also redeem your shares by letter or by telephone subject to the procedures and fees set forth in "Procedures For Redemptions and Exchanges."

     The proceeds of redemption requests will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing, must include a signature guarantee. SHAREHOLDERS WITH AN ACCOUNT BALANCE OF LESS THAN $25,000, MAY BE SUBJECT TO A $50 PROCESSING FEE FOR REQUESTING REDEMPTION PROCEEDS BE SENT TO A THIRD PARTY OR TO A LOCATION OTHER THAN YOUR ADDRESS OR YOUR BANK ACCOUNT. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

INVOLUNTARY REDEMPTIONS

     Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds advised by the Advisor drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you. In addition, if you maintain an account balance of less than $25,000, the Trust reserves the right to redeem your remaining shares without any additional notification to you if you no longer have access to the Trust's Web site, fail to notify the Trust of any change to your e-mail address or wish to revoke your consent to receive all communications from the Funds through the Trust's Web site.

SUSPENSION OF REDEMPTIONS

     With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the CME or the Chicago Board Options Exchange ("CBOE") as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME or the CBOE as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

PROCEDURES FOR EXCHANGES AND REDEMPTIONS

     You should follow the procedures described above and on the Trust's Web site for all exchanges and redemptions, made by Internet or otherwise. The Trust anticipates that most shareholders will make exchange and redemption requests by Internet through the Trust's Web site. The Trust reserves the right to suspend the right of redemption in the section above.

     You may also request redemptions and exchanges by mail or telephone. Written requests for redemptions and exchanges should be sent to Rydex Dynamic Funds, 6116 Executive Boulevard, Suite 400, Attn: Ops. Dept., Rockville, Maryland 20852, and should be signed by the record owner or owners. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by the cutoff time specified above for exchanges between Funds, on any Business Day. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

     IF YOUR ACCOUNT BALANCE IS LESS THAN $25,000, IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST MAY ALSO CHARGE A PER TRANSACTION FEE OF $50 FOR EACH EXCHANGE OR REDEMPTION REQUEST THAT IS NOT TRANSMITTED BY INTERNET.

     If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

TRANSACTIONS OVER THE INTERNET

     Internet redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet, you may want to try to reach the Trust by other means. The Trust will waive any processing fees that may otherwise apply during periods when the Trust's Web site is not functioning properly.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR -- PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

     The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate, based on the average daily net assets for each Fund, as set forth below:

     FUND                                                    ADVISORY FEE
     Titan 500 Fund                                               1.00%
     Tempest 500 Fund                                             1.00%
     Velocity 100 Fund                                            1.00%
     Venture 100 Fund                                             1.00%

     Each Fund is managed by a team and no one person is responsible for making investment decisions for a Fund.

     The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of fund shares.

     The Advisor has voluntarily agreed to maintain the actual Total Annual Operating Expenses of the Funds at an "expense cap" of 2.10%. This means that the Advisor will reimburse certain expenses of the Funds so that expenses do not exceed 2.10%. Because the Advisor's agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of any Fund and 2.10% to offset any of its prior reimbursements.

DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to PADCO Financial Services, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, the Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

     You will receive dividends and distributions in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

     Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

     The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

     Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a fund from U.S. corporations.

     - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

     - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

     EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

     A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

     Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

BENCHMARK INFORMATION

NEITHER TITAN 500 NOR TEMPEST 500 IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); AND NEITHER VELOCITY 100 NOR VENTURE 100 IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER S&P NOR NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIES OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPONSIBILITY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER S&P NOR NASDAQ GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional Information dated ______________, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

  You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800-820-0888 or by writing to Rydex Dynamic Funds, at 6116
           Executive Boulevard, Suite 400, Rockville, Maryland 20852.
 Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.



    NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH
 INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO
       ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.






                                THE FUND'S SEC REGISTRATION NUMBER IS 811-9525.